Stockholders’ Equity (Details Narrative) - USD ($)							12 Months Ended
	Apr. 30, 2022	Apr. 19, 2022	Apr. 19, 2022	Apr. 14, 2022	Apr. 13, 2022	Mar. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 21, 2022	Apr. 18, 2019	Dec. 11, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, share authorized						50,000,000	100,000,000	100,000,000		50,000,000	20,000,000
Common stock, par value							$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares authorized							1,000,000	1,000,000	10,000	10,000
Preferred stock, par value						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Conversion of stock, description						Pursuant to the merger agreement, (i) the Company merged with and into Sharps Nevada, (ii) each 3.5 shares of common stock of the Company were converted into one share of common stock of Sharps Nevada and (iii) the articles of incorporation and bylaws of Sharps Nevada, became the articles of incorporation and bylaws of the surviving corporation
Warrants received							9,047,795
Net proceeds from ipo							$ 14,202,975
Additional paid in capital				$ 9,000,000.0			24,733,306	13,835,882
Fair value adjustment of warrants				5,200,000			228,750
Issuance of common stock for services							290,551	20,000
Issuance of common stock for equipment order								500,000
Warrant liability							1,151,838
Payments for Repurchase of Initial Public Offering							$ 1,121,250
Volatility							93.47%
Risk free interest rate							2.77%
Dividend rate							0.00%	0.00%
Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair value adjustment of warrants		$ 496,000
Issuance of common stock for services, shares							235,295
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price							$ 5.32
Warrants received							187,500
Net proceeds from ipo		$ 14,200,000		$ 14,200,000
Warrant liability							$ 5,778,750
Warrants cost							$ 11,250
Trading Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants	7,500,000
OverAllotment Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants	1,125,000
Note Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price							$ 4.25
Warrant term							5 years
Fair value adjustment of warrants							$ 127,058
Issuance of warrants			235,295
Issuance of liability							$ 157,647
Note Warrant [Member] | Note Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price							$ 4.25
Fair value adjustment of warrants							$ 554,412
Warrant liability							30,588	$ 585,000
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Initial public offering					3,750,000
Warrants exercise price					$ 4.25
Warrant term					5 years
Warrants received					1,125,000
Fair value adjustment of warrants							$ 4,657,500
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Initial public offering							3,750,000
Issuance of common stock for services, shares							235,000	2,857
Issuance of common stock for services							$ 23
Issuance of warrants								71,429
Issuance of common stock for equipment order								$ 7
Issuance of common stock for acquisition, shares								28,571
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of warrants								487,204
Share price								$ 7.00
Proceeds from issuance of private placement								$ 3,377,929
Subscription receivable								$ 32,500